Income Taxes - Schedule of Net Deferred Tax Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets:
Net operating loss carryforwards	$ 4,172	$ 2,607
Derivative liability		81
Research and development credits	98	61
Lease liability	198
Other temporary differences	63	56
Total deferred tax assets	4,531	2,805
Valuation allowance	(4,339)	(2,724)
Deferred tax assets recognized	192	81
Deferred tax liabilities:
Debt discount		(81)
Right-of-use assets	(192)
Total deferred tax liabilities	(192)	(81)
Net deferred tax assets	$ 0	$ 0